6. BUSINESS ACQUISITION (Sept 2019 Note) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues	$ 2,514,984	$ 1,559,458	$ 6,804,169	$ 4,038,048
Net loss	$ (86,110)	$ (299,285)	$ (614,871)	$ (351,390)
Loss per share
Basic and Diluted	$ (0.01)	$ (0.03)	$ (0.05)	$ (0.04)
Pro Froma
Revenues		$ 2,469,816
Net loss		$ (102,891)
Loss per share
Basic and Diluted		$ (0.01)